Capital disclosures and net debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Accrual to acquire or redeem entity's shares	$ 448	$ 922
Payments to acquire or redeem entity's shares	$ 4,486	$ 7,127	$ 7,918